WARRANTS - Additional Information (Details) $ / shares in Units, $ in Millions	Jul. 31, 2022 USD ($) shares	Apr. 30, 2021 USD ($) Y $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 USD ($) Y	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares					$ 19.50
Warrants forfeitable, previously granted	51,972,960
Warrants and rights outstanding | $	$ 92
Weighted Average Risk-free Interest Rate
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input		0.37		0.18
Expected Life
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input | Y		3		3
Expected Volatility
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input		236		190
Dividend Yield
SHAREHOLDER RIGHTS PLAN
Warrants, measurement input				0
Investors
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants			207,891,840
Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				$ 122
ADR | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Expiration term of warrants		3 years
Class A ordinary shares | Investors
SHAREHOLDER RIGHTS PLAN
Warrants issued			8,108,100
Class A ordinary shares | Investors | Tranche I-III
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares			$ 0.1233
Class A ordinary shares | Investors | Tranche IV
SHAREHOLDER RIGHTS PLAN
Share price | $ / shares			$ 0.2667
Time Frames of 6 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				100
Time Frames of 12 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				300
Time Frames of 24 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				500
Time Frames of 36 months
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $				$ 1,000
Maxim Groups LLC | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | $		$ 94
Maxim Groups LLC | ADR
SHAREHOLDER RIGHTS PLAN
Warrants issued		3,765,100
Number of shares called by warrants		2,823,825
Share price | $ / shares		$ 0.75
Maxim Groups LLC | ADR | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued		564,760
Number of shares called by warrants		423,570
Maxim Groups LLC | Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Warrants issued		112,953,000
Maxim Groups LLC | Class A ordinary shares | Over-allotment option
SHAREHOLDER RIGHTS PLAN
Warrants issued		16,942,800
Maxim Groups LLC | Maximum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares		$ 36.00
Maxim Groups LLC | Minimum
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares		$ 33.20